Columbia Mid Cap Index Fund
Third Quarter Report
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Mid Cap Index Fund, November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.1%
Issuer	Shares	Value ($)
Communication Services 1.3%
Diversified Telecommunication Services 0.4%
Frontier Communications Parent, Inc.(a)	192,622	6,705,172
Iridium Communications, Inc.	103,078	3,063,478
Total		9,768,650
Entertainment 0.4%
TKO Group Holdings, Inc.(a)	57,849	7,980,848
Warner Music Group Corp., Class A	123,302	4,009,781
Total		11,990,629
Interactive Media & Services 0.1%
ZoomInfo Technologies, Inc.(a)	251,273	2,748,927
Media 0.4%
New York Times Co. (The), Class A	142,323	7,722,446
Nexstar Media Group, Inc., Class A	26,405	4,504,429
Total		12,226,875
Total Communication Services		36,735,081
Consumer Discretionary 13.7%
Automobile Components 0.8%
Autoliv, Inc.	63,664	6,310,376
Gentex Corp.	200,462	6,126,119
Goodyear Tire & Rubber Co. (The)(a)	248,164	2,665,281
Lear Corp.	48,982	4,792,399
Visteon Corp.(a)	24,041	2,244,708
Total		22,138,883
Automobiles 0.3%
Harley-Davidson, Inc.	103,145	3,468,766
Thor Industries, Inc.	46,325	5,169,870
Total		8,638,636
Broadline Retail 0.4%
Macy’s, Inc.	240,681	3,908,660
Nordstrom, Inc.	84,071	1,909,252
Ollie’s Bargain Outlet Holdings, Inc.(a)	53,296	5,273,639
Total		11,091,551
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 1.3%
Duolingo, Inc.(a)	32,598	11,352,905
Graham Holdings Co., Class B	2,990	2,784,049
Grand Canyon Education, Inc.(a)	25,292	4,162,810
H&R Block, Inc.	121,550	7,205,484
Service Corp. International	126,796	11,232,858
Total		36,738,106
Hotels, Restaurants & Leisure 3.2%
Aramark	229,393	9,334,001
Boyd Gaming Corp.	59,930	4,425,830
Choice Hotels International, Inc.	19,732	2,984,268
Churchill Downs, Inc.	63,932	9,085,376
Hilton Grand Vacations, Inc.(a)	55,680	2,360,275
Hyatt Hotels Corp., Class A	39,124	6,179,245
Light & Wonder, Inc.(a)	77,258	7,342,600
Marriott Vacations Worldwide Corp.	28,087	2,787,635
Planet Fitness, Inc., Class A(a)	73,643	7,331,161
Texas Roadhouse, Inc.	58,059	11,917,771
Travel + Leisure Co.	60,749	3,394,047
Vail Resorts, Inc.	32,763	5,872,440
Wendy’s Co. (The)	148,657	2,729,343
Wingstop, Inc.	25,517	8,389,224
Wyndham Hotels & Resorts, Inc.	68,767	6,751,544
Total		90,884,760
Household Durables 1.8%
KB Home	62,763	5,193,011
Taylor Morrison Home Corp., Class A(a)	90,770	6,705,180
Tempur Sealy International, Inc.	151,206	8,464,512
Toll Brothers, Inc.	89,386	14,763,886
TopBuild Corp.(a)	26,104	10,197,266
Whirlpool Corp.	47,800	5,325,876
Total		50,649,731

Columbia Mid Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 0.6%
Brunswick Corp.	57,659	4,642,126
Mattel, Inc.(a)	295,969	5,629,330
Polaris, Inc.	45,634	3,148,746
YETI Holdings, Inc.(a)	73,708	2,975,592
Total		16,395,794
Specialty Retail 4.3%
Abercrombie & Fitch Co., Class A(a)	44,499	6,661,055
AutoNation, Inc.(a)	22,800	4,078,692
Burlington Stores, Inc.(a)	54,965	15,493,534
Chewy, Inc., Class A(a)	123,138	4,114,041
Dick’s Sporting Goods, Inc.	50,438	10,452,771
Five Below, Inc.(a)	47,956	4,445,521
Floor & Decor Holdings, Inc., Class A(a)	93,315	10,470,876
GameStop Corp., Class A(a)	337,724	9,810,882
Gap, Inc. (The)	192,691	4,672,757
Lithia Motors, Inc., Class A	23,287	9,009,740
Murphy U.S.A., Inc.	16,242	8,897,368
Penske Automotive Group, Inc.	16,284	2,711,937
Restoration Hardware Holdings, Inc.(a)	13,013	5,011,827
Valvoline, Inc.(a)	112,211	4,455,899
Williams-Sonoma, Inc.	111,991	19,264,692
Total		119,551,592
Textiles, Apparel & Luxury Goods 1.0%
Capri Holdings Ltd.(a)	102,564	2,401,023
Carter’s, Inc.	31,458	1,716,663
Columbia Sportswear Co.	28,550	2,490,702
Crocs, Inc.(a)	51,710	5,460,576
PVH Corp.	48,640	5,271,117
Skechers U.S.A., Inc., Class A(a)	115,413	7,365,658
Under Armour, Inc., Class A(a)	164,414	1,596,460
Under Armour, Inc., Class C(a)	112,753	988,844
Total		27,291,043
Total Consumer Discretionary		383,380,096
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 4.4%
Beverages 0.5%
Boston Beer Co., Inc. (The), Class A(a)	7,675	2,427,142
Celsius Holdings, Inc.(a)	135,972	3,868,403
Coca-Cola Bottling Co. Consolidated	5,137	6,700,138
Total		12,995,683
Consumer Staples Distribution & Retail 2.3%
BJ’s Wholesale Club Holdings, Inc.(a)	115,559	11,128,332
Casey’s General Stores, Inc.	32,311	13,599,377
Performance Food Group, Inc.(a)	135,690	11,973,285
Sprouts Farmers Market, Inc.(a)	87,185	13,468,339
U.S. Foods Holding Corp.(a)	212,947	14,857,312
Total		65,026,645
Food Products 1.0%
Darling Ingredients, Inc.(a)	138,471	5,612,230
Flowers Foods, Inc.	170,545	3,857,728
Ingredion, Inc.	56,654	8,347,400
Lancaster Colony Corp.	16,779	3,118,209
Pilgrim’s Pride Corp.(a)	35,102	1,811,614
Post Holdings, Inc.(a)	41,208	4,964,740
Total		27,711,921
Personal Care Products 0.6%
BellRing Brands, Inc.(a)	112,533	8,829,339
Coty, Inc., Class A(a)	317,383	2,345,460
elf Beauty, Inc.(a)	49,097	6,359,044
Total		17,533,843
Total Consumer Staples		123,268,092
Energy 4.5%
Energy Equipment & Services 0.7%
ChampionX Corp.	165,874	5,133,800
NOV, Inc.	342,821	5,491,993
Valaris Ltd.(a)	58,007	2,679,343
Weatherford International PLC	63,703	5,242,757
Total		18,547,893
Columbia Mid Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 3.8%
Antero Midstream Corp.	293,339	4,684,624
Antero Resources Corp.(a)	254,562	8,321,632
Chord Energy Corp.	53,880	6,870,778
Civitas Resources, Inc.	78,788	4,087,521
CNX Resources Corp.(a)	131,677	5,335,552
DT Midstream, Inc.	84,564	8,973,932
Expand Energy Corp.	179,789	17,791,919
HF Sinclair Corp.	141,227	5,780,421
Matador Resources Co.	101,077	6,065,631
Murphy Oil Corp.	123,505	4,010,207
Ovintiv, Inc.	229,923	10,443,103
PBF Energy, Inc., Class A	86,707	2,730,403
Permian Resources Corp.	552,574	8,653,309
Range Resources Corp.	210,800	7,533,992
Viper Energy, Inc.	88,336	4,779,861
Total		106,062,885
Total Energy		124,610,778
Financials 17.7%
Banks 6.4%
Associated Banc-Corp.	139,749	3,729,901
Bank OZK	91,878	4,591,144
Cadence Bank	158,848	6,066,405
Columbia Banking System, Inc.	182,409	5,656,503
Commerce Bancshares, Inc.	102,147	7,533,341
Cullen/Frost Bankers, Inc.	55,747	7,839,143
East West Bancorp, Inc.	120,688	13,237,060
First Financial Bankshares, Inc.	111,946	4,665,909
First Horizon Corp.	466,626	9,859,807
Flagstar Financial, Inc.	259,523	3,106,490
FNB Corp.	313,093	5,369,545
Glacier Bancorp, Inc.	98,740	5,716,059
Hancock Whitney Corp.	75,181	4,464,248
Home Bancshares, Inc.	161,705	5,135,751
International Bancshares Corp.	46,568	3,405,518
Old National Bancorp	277,745	6,432,574
Pinnacle Financial Partners, Inc.	66,629	8,469,212
Prosperity Bancshares, Inc.	82,952	6,945,571
SouthState Corp.	66,360	7,345,388
Common Stocks (continued)
Issuer	Shares	Value ($)
Synovus Financial Corp.	125,360	7,154,295
Texas Capital Bancshares, Inc.(a)	40,222	3,557,636
UMB Financial Corp.	38,621	4,846,549
United Bankshares, Inc.	117,460	4,965,034
Valley National Bancorp	408,561	4,347,089
Webster Financial Corp.	149,266	9,221,654
Western Alliance Bancorp	94,991	8,892,108
Wintrust Financial Corp.	57,903	7,991,193
Zions Bancorp	128,604	7,783,114
Total		178,328,241
Capital Markets 3.7%
Affiliated Managers Group, Inc.	25,957	4,867,976
Carlyle Group, Inc. (The)	183,087	9,745,721
Evercore, Inc., Class A	31,045	9,558,756
Federated Hermes, Inc., Class B	68,538	2,930,000
Hamilton Lane, Inc., Class A	35,298	6,791,335
Houlihan Lokey, Inc., Class A	46,256	8,746,547
Interactive Brokers Group, Inc., Class A	94,771	18,109,790
Janus Henderson Group PLC	110,938	5,023,273
Jefferies Financial Group, Inc.	141,353	11,186,676
Morningstar, Inc.	23,496	8,321,108
SEI Investments Co.	85,960	7,102,875
Stifel Financial Corp.	89,266	10,337,003
Total		102,721,060
Consumer Finance 0.6%
Ally Financial, Inc.	238,766	9,545,865
FirstCash Holdings, Inc.	33,898	3,690,136
SLM Corp.	189,355	5,184,540
Total		18,420,541
Financial Services 1.9%
Equitable Holdings, Inc.	278,431	13,428,727
Essent Group Ltd.	92,520	5,345,806
Euronet Worldwide, Inc.(a)	36,765	3,865,104
MGIC Investment Corp.	225,726	5,927,565
Shift4 Payments, Inc., Class A(a)	56,764	6,475,637
Voya Financial, Inc.	85,611	7,105,713

Columbia Mid Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Western Union Co. (The)	294,119	3,238,250
WEX, Inc.(a)	35,774	6,749,123
Total		52,135,925
Insurance 4.6%
American Financial Group, Inc.	62,831	9,227,361
Brighthouse Financial, Inc.(a)	52,898	2,764,978
CNO Financial Group, Inc.	92,093	3,674,511
Fidelity National Financial, Inc.	226,204	14,339,071
First American Financial Corp.	89,586	6,284,458
Hanover Insurance Group, Inc. (The)	31,337	5,170,918
Kemper Corp.	52,737	3,770,168
Kinsale Capital Group, Inc.	19,265	9,795,097
Old Republic International Corp.	207,081	8,069,946
Primerica, Inc.	29,456	8,917,804
Reinsurance Group of America, Inc.	57,347	13,098,055
RenaissanceRe Holdings Ltd.	45,416	12,995,788
RLI Corp.	36,244	6,375,320
Ryan Specialty Holdings, Inc., Class A	89,077	6,716,406
Selective Insurance Group, Inc.	52,966	5,407,299
Unum Group	148,822	11,444,412
Total		128,051,592
Mortgage Real Estate Investment Trusts (REITS) 0.5%
Annaly Capital Management, Inc.	436,257	8,694,602
Starwood Property Trust, Inc.	276,449	5,631,266
Total		14,325,868
Total Financials		493,983,227
Health Care 9.0%
Biotechnology 2.7%
Arrowhead Pharmaceuticals, Inc.(a)	108,248	2,817,695
BioMarin Pharmaceutical, Inc.(a)	165,780	10,946,453
Cytokinetics, Inc.(a)	102,451	5,313,109
Exelixis, Inc.(a)	248,386	9,056,154
Halozyme Therapeutics, Inc.(a)	110,302	5,316,556
Neurocrine Biosciences, Inc.(a)	87,920	11,143,860
Roivant Sciences Ltd.(a)	379,921	4,828,796
Sarepta Therapeutics, Inc.(a)	83,044	11,073,087
United Therapeutics Corp.(a)	38,738	14,352,042
Total		74,847,752
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 1.7%
Dentsply Sirona, Inc.	176,513	3,468,481
Enovis Corp.(a)	48,634	2,373,826
Envista Holdings Corp.(a)	149,724	3,337,348
Globus Medical, Inc., Class A(a)	98,372	8,421,627
Haemonetics Corp.(a)	44,564	3,898,013
Lantheus Holdings, Inc.(a)	60,457	5,396,996
LivaNova PLC(a)	47,284	2,482,410
Masimo Corp.(a)	38,450	6,634,163
Neogen Corp.(a)	171,704	2,434,763
Penumbra, Inc.(a)	33,819	8,255,894
Total		46,703,521
Health Care Providers & Services 1.9%
Acadia Healthcare Co., Inc.(a)	80,861	3,285,382
Amedisys, Inc.(a)	28,412	2,597,141
Chemed Corp.	13,100	7,498,309
Encompass Health Corp.	87,621	9,019,706
Ensign Group, Inc. (The)	49,376	7,219,265
HealthEquity, Inc.(a)	75,767	7,693,381
Option Care Health, Inc.(a)	148,922	3,544,344
Tenet Healthcare Corp.(a)	83,436	11,904,648
Total		52,762,176
Health Care Technology 0.2%
Doximity, Inc., Class A(a)	108,988	5,776,364
Life Sciences Tools & Services 2.1%
Avantor, Inc.(a)	591,974	12,466,973
Bio-Rad Laboratories, Inc., Class A(a)	16,673	5,677,657
Bruker Corp.	96,233	5,576,702
Illumina, Inc.(a)	138,705	19,994,326
Medpace Holdings, Inc.(a)	22,134	7,539,504
Repligen Corp.(a)	45,354	6,827,591
Sotera Health Co.(a)	133,173	1,753,888
Total		59,836,641
Pharmaceuticals 0.4%
Jazz Pharmaceuticals PLC(a)	53,768	6,537,651
Perrigo Co. PLC	118,787	3,390,181
Total		9,927,832
Total Health Care		249,854,286
Columbia Mid Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 22.3%
Aerospace & Defense 1.3%
BWX Technologies, Inc.	79,605	10,416,314
Curtiss-Wright Corp.	33,348	12,459,813
Hexcel Corp.	71,177	4,511,910
Woodward, Inc.	51,951	9,367,805
Total		36,755,842
Air Freight & Logistics 0.2%
GXO Logistics, Inc.(a)	104,023	6,327,719
Building Products 3.6%
AAON, Inc.	58,546	7,982,161
Advanced Drainage Systems, Inc.	61,430	8,310,865
Carlisle Companies, Inc.	40,161	18,341,529
Fortune Brands Innovations, Inc.	108,066	8,461,568
Lennox International, Inc.	27,927	18,630,939
Owens Corning	75,712	15,567,901
Simpson Manufacturing Co., Inc.	36,715	6,917,106
Trex Company, Inc.(a)	94,657	7,102,115
UFP Industries, Inc.	53,042	7,208,408
Total		98,522,592
Commercial Services & Supplies 1.7%
Brink’s Co. (The)	38,436	3,717,145
Clean Harbors, Inc.(a)	44,173	11,488,956
MSA Safety, Inc.	34,267	5,955,947
RB Global, Inc.	160,437	15,684,321
Tetra Tech, Inc.	232,911	9,668,136
Total		46,514,505
Construction & Engineering 2.6%
AECOM	116,737	13,654,727
Comfort Systems U.S.A., Inc.	30,967	15,275,092
EMCOR Group, Inc.	40,627	20,724,645
Fluor Corp.(a)	149,144	8,371,453
MasTec, Inc.(a)	53,590	7,720,175
Valmont Industries, Inc.	17,560	6,108,422
Total		71,854,514
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.5%
Acuity Brands, Inc.	26,785	8,589,681
EnerSys	35,044	3,387,353
NEXTracker, Inc., Class A(a)	124,900	4,766,184
nVent Electric PLC	144,732	11,333,963
Regal Rexnord Corp.	57,939	10,006,645
Sensata Technologies Holding	131,449	4,224,771
Total		42,308,597
Ground Transportation 1.8%
Avis Budget Group, Inc.	14,904	1,625,579
Knight-Swift Transportation Holdings, Inc.	140,945	8,366,495
Landstar System, Inc.	30,869	5,739,165
Ryder System, Inc.	37,693	6,364,086
Saia, Inc.(a)	23,154	13,176,479
XPO, Inc.(a)	101,344	15,445,839
Total		50,717,643
Machinery 4.9%
AGCO Corp.	53,945	5,459,773
Chart Industries, Inc.(a)	36,611	7,075,076
CNH Industrial NV	764,206	9,598,427
Crane Co.	42,346	7,710,360
Donaldson Co., Inc.	104,842	8,182,918
Esab Corp.	49,473	6,385,975
Flowserve Corp.	114,392	6,980,200
Graco, Inc.	147,096	13,397,504
ITT, Inc.	71,135	11,105,596
Lincoln Electric Holdings, Inc.	49,350	10,781,988
Middleby Corp. (The)(a)	46,819	6,713,376
Mueller Industries, Inc.	99,396	8,028,215
Oshkosh Corp.	56,676	6,438,960
RBC Bearings, Inc.(a)	25,299	8,477,948
Terex Corp.	58,256	3,191,846
Timken Co. (The)	55,573	4,304,129
Toro Co. (The)	90,446	7,876,038
Watts Water Technologies, Inc., Class A	23,857	5,148,102
Total		136,856,431
Marine Transportation 0.2%
Kirby Corp.(a)	50,420	6,378,634

Columbia Mid Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Passenger Airlines 0.3%
American Airlines Group, Inc.(a)	571,825	8,302,899
Professional Services 2.4%
CACI International, Inc., Class A(a)	19,425	8,933,169
Concentrix Corp.	40,962	1,841,242
ExlService Holdings, Inc.(a)	140,541	6,515,481
Exponent, Inc.	44,169	4,359,922
FTI Consulting, Inc.(a)	30,718	6,221,009
Genpact Ltd.	142,741	6,588,925
Insperity, Inc.	31,052	2,448,450
KBR, Inc.	115,850	7,047,155
ManpowerGroup, Inc.	41,315	2,659,447
MAXIMUS, Inc.	52,398	3,903,651
Parsons Corp.(a)	40,684	3,902,002
Paylocity Holding Corp.(a)	37,735	7,831,522
Science Applications International Corp.	44,610	5,542,793
Total		67,794,768
Trading Companies & Distributors 1.8%
Applied Industrial Technologies, Inc.	33,401	9,175,923
Core & Main, Inc., Class A(a)	167,986	8,155,720
GATX Corp.	30,998	5,088,632
MSC Industrial Direct Co., Inc., Class A	39,097	3,357,650
Watsco, Inc.	30,293	16,709,619
WESCO International, Inc.	38,953	8,241,286
Total		50,728,830
Total Industrials		623,062,974
Information Technology 9.6%
Communications Equipment 0.5%
Ciena Corp.(a)	125,135	8,724,413
Lumentum Holdings, Inc.(a)	59,127	5,142,275
Total		13,866,688
Electronic Equipment, Instruments & Components 3.0%
Arrow Electronics, Inc.(a)	46,101	5,539,496
Avnet, Inc.	76,728	4,197,789
Belden, Inc.	35,528	4,348,627
Cognex Corp.	149,332	5,970,293
Coherent Corp.(a)	133,484	13,369,757
Crane NXT Co.	42,777	2,681,262
Common Stocks (continued)
Issuer	Shares	Value ($)
Fabrinet(a)	31,469	7,381,998
Flex Ltd.(a)	345,750	13,473,877
IPG Photonics Corp.(a)	23,876	1,863,283
Littelfuse, Inc.	21,586	5,324,619
Novanta, Inc.(a)	31,267	5,220,964
TD SYNNEX Corp.	66,231	7,880,827
Vishay Intertechnology, Inc.	98,787	1,886,832
Vontier Corp.	133,837	5,254,441
Total		84,394,065
IT Services 0.4%
ASGN, Inc.(a)	39,010	3,571,365
Kyndryl Holdings, Inc.(a)	201,325	6,987,991
Total		10,559,356
Semiconductors & Semiconductor Equipment 2.1%
Allegro MicroSystems, Inc.(a)	135,345	2,941,047
Amkor Technology, Inc.	98,691	2,609,390
Cirrus Logic, Inc.(a)	46,512	4,858,178
Lattice Semiconductor Corp.(a)	119,963	6,807,900
MACOM Technology Solutions Holdings, Inc.(a)	50,291	6,679,651
MKS Instruments, Inc.	58,588	6,657,940
Onto Innovation, Inc.(a)	43,002	7,060,068
Power Integrations, Inc.	49,486	3,241,828
Rambus, Inc.(a)	93,761	5,420,324
Silicon Laboratories, Inc.(a)	28,119	3,111,367
Synaptics, Inc.(a)	34,395	2,759,855
Universal Display Corp.	38,427	6,322,010
Total		58,469,558
Software 3.1%
Altair Engineering, Inc., Class A(a)	51,748	5,465,106
Appfolio, Inc., Class A(a)	20,036	5,084,135
Aspen Technology, Inc.(a)	23,134	5,783,500
Blackbaud, Inc.(a)	34,753	2,917,167
CommVault Systems, Inc.(a)	38,062	6,531,059
DocuSign, Inc.(a)	178,260	14,205,539
Dolby Laboratories, Inc., Class A	51,967	4,070,055
Dropbox, Inc., Class A(a)	206,585	5,714,141
Dynatrace, Inc.(a)	259,402	14,575,798
Manhattan Associates, Inc.(a)	53,331	15,222,801
Columbia Mid Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Qualys, Inc.(a)	32,056	4,923,802
Teradata Corp.(a)	83,681	2,585,743
Total		87,078,846
Technology Hardware, Storage & Peripherals 0.5%
Pure Storage, Inc., Class A(a)	269,041	14,256,483
Total Information Technology		268,624,996
Materials 6.4%
Chemicals 2.1%
Arcadium Lithium PLC(a)	936,397	4,916,084
Ashland, Inc.	42,525	3,319,501
Avient Corp.	79,511	4,074,939
Axalta Coating Systems Ltd.(a)	190,961	7,726,282
Cabot Corp.	47,738	5,233,040
Chemours Co. LLC (The)	129,981	2,825,787
NewMarket Corp.	6,687	3,567,916
Olin Corp.	102,310	4,357,383
RPM International, Inc.	112,151	15,564,316
Scotts Miracle-Gro Co. (The), Class A	37,104	2,860,347
Westlake Corp.	29,107	3,737,339
Total		58,182,934
Construction Materials 0.5%
Eagle Materials, Inc.	29,272	9,042,706
Knife River Corp.(a)	49,296	5,102,136
Total		14,144,842
Containers & Packaging 1.6%
AptarGroup, Inc.	57,804	9,997,780
Berry Global Group, Inc.	99,783	7,215,309
Crown Holdings, Inc.	103,785	9,557,561
Graphic Packaging Holding Co.	261,320	7,863,119
Greif, Inc., Class A	22,475	1,596,399
Silgan Holdings, Inc.	70,662	4,065,185
Sonoco Products Co.	85,554	4,438,541
Total		44,733,894
Metals & Mining 1.9%
Alcoa Corp.	224,948	10,444,336
Cleveland-Cliffs, Inc.(a)	420,492	5,235,125
Commercial Metals Co.	100,128	6,176,896
Reliance, Inc.	47,908	15,389,966
Common Stocks (continued)
Issuer	Shares	Value ($)
Royal Gold, Inc.	57,244	8,372,508
United States Steel Corp.	194,812	7,942,485
Total		53,561,316
Paper & Forest Products 0.3%
Louisiana-Pacific Corp.	54,466	6,437,881
Total Materials		177,060,867
Real Estate 6.7%
Diversified REITs 0.4%
WP Carey, Inc.	190,557	10,873,182
Health Care REITs 0.7%
Healthcare Realty Trust, Inc.	316,103	5,791,007
Omega Healthcare Investors, Inc.	224,516	9,117,595
Sabra Health Care REIT, Inc.	203,980	3,820,545
Total		18,729,147
Hotel & Resort REITs 0.1%
Park Hotels & Resorts, Inc.	181,912	2,828,731
Industrial REITs 1.0%
EastGroup Properties, Inc.	42,365	7,295,677
First Industrial Realty Trust, Inc.	115,235	6,159,311
Rexford Industrial Realty, Inc.	190,742	8,026,423
STAG Industrial, Inc.	158,576	5,834,011
Total		27,315,422
Office REITs 0.6%
COPT Defense Properties	97,891	3,225,509
Cousins Properties, Inc.	132,472	4,204,661
Kilroy Realty Corp.	91,988	3,820,262
Vornado Realty Trust	144,305	6,212,330
Total		17,462,762
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.(a)	41,329	11,596,917
Residential REITs 0.9%
American Homes 4 Rent, Class A	273,970	10,490,312
Equity LifeStyle Properties, Inc.	162,413	11,584,919
Independence Realty Trust, Inc.	195,674	4,273,520
Total		26,348,751

Columbia Mid Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail REITs 1.0%
Agree Realty Corp.	87,421	6,713,933
Brixmor Property Group, Inc.	262,396	7,890,248
Kite Realty Group Trust	191,259	5,273,011
NNN REIT, Inc.	159,923	7,033,413
Total		26,910,605
Specialized REITs 1.6%
CubeSmart	196,088	9,718,121
EPR Properties	65,933	2,991,380
Gaming and Leisure Properties, Inc.	238,930	12,331,177
Lamar Advertising Co., Class A	76,525	10,255,880
National Storage Affiliates Trust	60,835	2,743,659
PotlatchDeltic Corp.	62,526	2,803,666
Rayonier, Inc.	116,750	3,720,823
Total		44,564,706
Total Real Estate		186,630,223
Utilities 2.5%
Electric Utilities 0.9%
Allete, Inc.	50,292	3,262,945
IDACORP, Inc.	46,374	5,493,928
OGE Energy Corp.	174,905	7,688,824
Portland General Electric Co.	89,744	4,300,532
TXNM Energy, Inc.	78,770	3,863,669
Total		24,609,898
Gas Utilities 1.0%
National Fuel Gas Co.	79,549	5,088,750
New Jersey Resources Corp.	86,346	4,453,727
ONE Gas, Inc.	49,332	3,846,416
Southwest Gas Holdings, Inc.	52,420	4,097,147
Common Stocks (continued)
Issuer	Shares	Value ($)
Spire, Inc.	50,286	3,680,432
UGI Corp.	186,941	5,677,398
Total		26,843,870
Independent Power and Renewable Electricity Producers 0.1%
Ormat Technologies, Inc.	46,848	3,823,734
Multi-Utilities 0.2%
Black Hills Corp.	60,738	3,891,483
Northwestern Energy Group, Inc.	53,378	2,948,601
Total		6,840,084
Water Utilities 0.3%
Essential Utilities, Inc.	219,234	8,775,937
Total Utilities		70,893,523
Total Common Stocks (Cost $1,555,398,377)		2,738,104,143

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.802%(b),(c)	52,820,403	52,809,839
Total Money Market Funds (Cost $52,809,492)		52,809,839
Total Investments in Securities (Cost: $1,608,207,869)		2,790,913,982
Other Assets & Liabilities, Net		(1,333,535)
Net Assets		2,789,580,447
At November 30, 2024, securities and/or cash totaling $3,323,775 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P Mid 400 Index E-mini	164	12/2024	USD	55,395,920	2,602,884	—
Columbia Mid Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, November 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	23,895,328	317,128,268	(288,211,745)	(2,012)	52,809,839	(770)	1,225,923	52,820,403
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Mid Cap Index Fund  | 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT196_02_R01_(01/25)